Restructuring	12 Months Ended
Dec. 31, 2021
Restructuring and Related Activities [Abstract]
Restructuring	Restructuring
During 2021 and 2020, we initiated the following restructuring plans as described below. During 2019, we expanded existing restructuring plans which were initiated in the prior year and were substantially completed by December 31, 2019.

2021 Italian Workforce Redundancies
In connection with the sale of our Italian B2C gaming machine, sports betting, and digital gaming businesses, management agreed to provide to the buyer information technology and back-office services for a period of one to three years via a TSA. As certain of these services are concluding, during the fourth quarter of 2021 management performed a detailed review of redundant roles and created a plan to eliminate certain redundancies as TSA services lapse, by commencing voluntary early retirement programs. We expect to incur approximately $38 million in severance and related employee costs associated with these early retirement programs through December 31, 2023, as management and the identified employees reach a mutual understanding of the separation benefits. Cash payments associated with these programs are expected to be made through 2030. During the year ended December 31, 2021 we incurred $11 million of severance and related employee costs under the plan, within our Global Lottery segment and corporate support function.

2020 Segment Reorganization
The 2020 segment reorganization plan was a global initiative that simplified our organizational structure and increased efficiency and effectiveness. During the year ended December 31, 2021 we revised our cost estimates resulting in a $1 million reduction of expense under the plan. Since the plan’s inception, we incurred severance and related employee costs primarily within our Global Lottery and Global Gaming segments and corporate support function totaling $15 million. This plan was substantially completed as of March 31, 2021.

2020 Global Supply Chain Optimization
The 2020 global supply chain optimization plan was an initiative that optimized our global supply chain and footprint resulting in a significant reduction to our primary manufacturing operations. During the year ended December 31, 2021 we revised our cost estimates resulting in a $1 million reduction of expense under the plan. Since the plan’s inception, we incurred severance and related employee costs, and other costs of $8 million, primarily within our Global Gaming segment. This plan was substantially completed as of March 31, 2021.

2020 Technology Organization Consolidation
The 2020 technology organization consolidation plan was an initiative that realigned and consolidated operations, reduced costs, and improved operational efficiencies within our Technology group. During the year ended December 31, 2021 we revised our cost estimates resulting in a $4 million reduction of expense under the plan. Since the plan’s inception, we incurred severance and related employee costs of $13 million, primarily within our Global Gaming segment. This plan was substantially completed as of December 31, 2021.
Rollforward of Restructuring Liability
The following table presents the activity in the restructuring liabilities for the above plans for the years ended December 31, 2021 and December 31, 2020:

($ in millions)	Severance and Related Employee Costs	Other	Total
Balance at December 31, 2019	—	—	—
2020 segment reorganization plan expense, net	16	—	16
2020 global supply chain optimization plan expense, net (1)	5	3	8
2020 technology organization consolidation plan expense, net	17	—	17
Cash paid for all plans	(16)	(2)	(18)
Reversals of expense and other	1	—	1
Balance at December 31, 2020	23	1	24
2021 Italian workforce redundancies plan expense, net	11	—	11
Cash paid for all plans	(17)	—	(17)
Reversals of expense and other	(5)	(1)	(6)
Balance at December 31, 2021	12	1	13
(1) Other includes approximately $1 million of asset impairment costs, the offset of which is property, plant and equipment, net in the consolidated balance sheet.

Restructuring Expense

The following table summarizes consolidated restructuring expense by segment and type of cost:

	For the year ended December 31, 2021
($ in millions)	Severance and Related Employee Costs	Other	Total
Global Lottery	8	—	8
Global Gaming	(3)	(1)	(4)
Digital & Betting	(1)	—	(1)
Corporate and Other	2	—	2
Total	6	(1)	6

	For the year ended December 31, 2020
($ in millions)	Severance and Related Employee Costs	Other	Total
Global Lottery	5	—	5
Global Gaming	28	4	32
Digital & Betting	2	—	2
Corporate and Other	6	—	6
Total	41	4	45

	For the year ended December 31, 2019
($ in millions)	Severance and Related Employee Costs	Other	Total
Global Lottery	2	—	2
Global Gaming	3	(1)	2
Digital & Betting (1)	—	16	16
Corporate and Other	2	3	4
Total	7	18	25
(1) Primarily consists of asset impairment costs.